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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                               FORM 13F COVER PAGE

Report for the Quarter Ended: September 30,2006

Check here if Amendment [X];  Amendment Number: 1

     This Amendment (Check only one):        [ ] is a restatement
                                             [X] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:             UBS AG

Address:          Bahnhofstrasse 45
                  Zurich, Switzerland

13F File Number:  28-10396

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on behalf of Reporting Manager:

Name:    Edward Buscemi
Title    Executive Director
Phone:   (212-821 2870)

Signature, Place, and Date of Signing:


/s/ Edward Buscemi
--------------------------------------
New York, New York
November 15, 2006

Name:    Louis Eber
Title:   Managing Director
Phone:   (212-821 6113)

Signature, Place, and Date of Signing:


/s/ Louis Eber
--------------------------------------
New York, New York
November 15, 2006

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Report Type (Check only one):

[X]  13F Holdings Report

[ ]  13F Notice

[ ]  13F Combination Report

Report Summary

Number of Other Included Managers: None

Form 13F Information Table Entry Total: 7

Form 13F Information Table Value Total: $1,790,903 (thousands)

List of Other Included Managers:

No.      Form 13F File Number      Name

01       028-12496                 UBS Financial Services Inc.
17       028-11603                 UBS Swiss Financial Advisers AG
20       028-07334                 UBS AG, New York Branch

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Form 13F Information Table
September 30,2006

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                                             Shares or                                  Voting  Voting     Voting      Voting
Name of   Title of              Value        Princ.                           Invest    Other   Authority  Authority   Authority
Issuer    Class     CUSIP       (x 1000}     Amt.         SH:PRN   PUT:CALL   Disc.     Mgrs.   SOLE       SHARED      NONE
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
----------------------------------------------------------------------------------------------------------------------------------
UBS AG    SHS NEW   H89231338   224,814.50    3,790,499   SH       C          SHARED                      3,790,499
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UBS AG    SHS NEW   H89231338   494,468.06    8,337,010   SH       P          SHARED                      8,337,010
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UBS AG    SHS NEW   H89231338     4,276.01       72,096   SH                  SHARED         1                             72,096
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UBS AG    SHS NEW   H89231338     9,066.84      152,872   SH                  SHARED        17                            152,872
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UBS AG    SHS NEW   H89231338         2.14           36   SH                  SHARED        20                                 36
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UBS AG    SHS NEW   H89231338   861,953.77   14,533,026   SH                  SHARED                                   14,533,026
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UBS AG    SHS NEW   H89231338   196,321.91    3,310,098   SH                  SHARED                      3,310,098
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